FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
Fair value of embedded derivatives

Balance at January 1, 2011	$4,037

Fair value of exchange option within second research and development arrangement	1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011 *)	5,707

Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)

Balance at June 30, 2012 (unaudited) *)	$4,394

*)	The balance amount of the research and development funding arrangements includes also a cash consideration of $ 399 and $ 443 as of June 30, 2012 and December 31, 2011, respectively.